Investment Strategy	Jun. 30, 2026
William Blair International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks and other forms of equity investments. The Fund primarily invests in equity securities issued by companies domiciled (i.e., headquartered) outside the U.S. that the Adviser believes have above-average growth, profitability and quality characteristics. Under normal circumstances, the Fund typically holds a limited number of securities (i.e., 40-70 securities). The Adviser seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. The Fund will generally invest in the stocks of companies with a float adjusted market capitalization larger than $5 billion at the time of purchase. The Fund’s investments are normally allocated among at least ten different countries, and a maximum of the greater of 40% of its net assets or twice the country weight of the MSCI All Country World ex USA Index (“ACWI ex USA”) (net) may be invested in securities of issuers in one country at any given time.
Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 40% of its net assets or twice the emerging markets component of the MSCI All Country World ex USA Index (“ACWI ex USA”) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.
In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.
The Adviser will vary the Fund’s sector and geographic diversification based upon the Adviser’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Adviser will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund primarily invests in equity securities issued by companies domiciled (i.e., headquartered) outside the U.S. that the Adviser believes have above-average growth, profitability and quality characteristics.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investments are normally allocated among at least ten different countries, and a maximum of the greater of 40% of its net assets or twice the country weight of the MSCI All Country World ex USA Index (“ACWI ex USA”) (net) may be invested in securities of issuers in one country at any given time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks and other forms of equity investments.
William Blair Emerging Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets equity securities. The Fund invests primarily in equity securities, including common stocks and other forms of equity investments issued by emerging market companies that the Adviser believes have above-average quality and growth characteristics. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than the greater of 50% of the Fund’s equity holdings or 1.5 times the country’s weighting in the MSCI Emerging Markets Index may be invested in securities of issuers in one country at any given time.
In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior quality and growth relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.
The Adviser will vary the Fund’s sector and geographic diversification based upon the Adviser’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Adviser will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.
THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investments are normally allocated among at least six different countries and no more than the greater of 50% of the Fund’s equity holdings or 1.5 times the country’s weighting in the MSCI Emerging Markets Index may be invested in securities of issuers in one country at any given time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets equity securities.
William Blair Emerging Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Emerging markets include every country in the world except countries included in the MSCI World Index. The Fund typically determines a debt instrument’s economic tie to an emerging market based on factors including, but not limited to, the issuer’s country of organization, primary listing market, currency of denomination, source of revenue or assets, and/or whether it is issued or guaranteed by an emerging market sovereign or related entity.
Debt securities in which the Fund invests include fixed-rate and floating-rate bonds issued by various public (governmental) and private (corporate) issuers (including private placements and restricted securities). The Fund invests a significant portion of its assets in sovereign debt securities (debt securities issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies) and debt securities of quasi-sovereign issuers (entities owned by a sovereign government). The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions. The Fund may invest in debt securities of any credit rating, including investment grade securities, below investment grade securities (commonly referred to as “high yield” or “junk bonds”), and unrated securities. The Fund may invest up to a maximum of 10% of the Fund’s net assets in distressed or defaulted debt securities. The Fund may invest in securities of any maturity.
The majority of the Fund’s investments are generally made in securities of issuers based in South and Central America (including the Caribbean), Central Europe, Eastern Europe, Asia, Africa and the Middle East. More specifically, the Fund invests in countries where the Adviser is able to assess the specific political and economic risks and in countries that have undertaken economic reforms and reached growth objectives. Countries in which the Fund invests include frontier markets (emerging countries with investable markets that are less established than those in emerging markets countries that are further along in their development.)
The Fund invests in assets denominated in the currencies of economically developed and politically stable countries that are members of the Organisation for Economic Co-operation and Development, as well as in assets denominated in local currency. The Adviser may, but is not required to, hedge the currency risk associated with the Fund’s investments.
As part of its investment strategy, the Fund may utilize derivatives, including futures and forward contracts, swaps (including credit default swaps and total return swaps), credit derivatives, and currency-related derivatives to, among other things, gain investment exposure. Derivatives are primarily utilized to hedge interest rate duration risk and foreign exchange risk.
Additionally, the Fund may maintain assets in cash, deposit, call or current accounts or invest in short-term instruments, such as money market funds, U.S. or other government securities, certificates of deposit, bankers’ acceptances or similar temporary investments, to meet the expense needs of the Fund and/or to fund withdrawals or for such other purposes as may be determined by the Adviser.
The Adviser measures the Fund’s performance against the JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified, which is the Fund’s “benchmark” for purposes of its investment objective. The Fund is actively managed within its objective and is not constrained by a benchmark.
THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Emerging markets include every country in the world except countries included in the MSCI World Index.